Schedule of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2022 USD ($)
Financial assets
Cash and cash equivalents	$ 97,669	$ 649,106	$ 559,462					$ 2,949,108
Financial assets at amortized cost	455,133	574,391
Accounts receivable	3,578,974	1,277,928
Accounts receivable due from related parties		5,029,583
Other receivables	2,638	1,952,834
Other receivables due from related parties		526,882
Long-term receivables due from related parties		8,300,723
Guarantee deposits	142,364	133,390
Total Financial Assets	4,276,778	18,444,837
Financial liabilities
Short-term bank loans	2,741,552	8,999,751
Short-term loans from a related party	8,249,052
Accounts payable	180,954	209,567
Other payables	941,159	802,840
Long-term loans (including current portion)	1,652,258	1,037,768
Total Financial Liability	13,764,975	11,049,926
Lease liabilities	82,078	163,775
Foreign currency amount financial assets				$ 545,656	$ 443,595	$ 6,176,385	$ 8,387,829
Financial assets exchange rate				31.37	7.78	32.79	7.77
financial assets book value				$ 545,656	$ 443,595	$ 6,176,385	$ 8,387,829
Foreign currency amount financial liabilities				$ 90,767	$ 777,530	$ 3,430,664	$ 2,237,392
Financial liabilities exchange rate				31.37	7.78	32.79	7.77
financial liabilities book value				$ 90,767	$ 777,530	$ 3,430,664	$ 2,237,392
Foreign exchange gains (losses)	$ 727,618	$ (71,960)	363,269
Degree of variation	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Financial assets effect on profit or loss				$ 27,283	$ 22,180	$ 308,819	$ 419,391
Financial assets effect on other comprehensive income
Degree of variation	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Degree of variation	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Financial liabilities effect on profit or loss				$ 4,538	$ 38,877	$ 171,533	$ 111,870
Financial liabilities effect on other comprehensive income
Degree of variation	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Profit increased/decreased	$ 126,429	$ 100,728	$ 79,451